Other Operating Income And Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Schedule of Other Operating Expenses
Other operating expenses for the first half of 2022 included €1,201 million of expenses relating to the alliance with Regeneron (versus €643 million in the first half of 2021), as shown in the table below.

(€ million)	June 30, 2022 (6 months)	June 30, 2021 (6 months)	December 31, 2021 (12 months)
Income & expense related to profit/loss sharing under the Monoclonal Antibody Alliance	(979)	(521)	(1,253)
Additional share of profit paid by Regeneron towards development costs	97	51	127
Reimbursement to Regeneron of selling expenses incurred	(216)	(116)	(303)
Total: Monoclonal Antibody Alliance	(1,098)	(586)	(1,429)
Immuno-Oncology Alliance	36	37	68
Other (mainly Zaltrap®)	(6)	(6)	(12)
Other operating income/(expenses), net related to Regeneron Alliance	(1,068)	(555)	(1,373)
of which amount presented in “Other operating income”	133	88	195